14. Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 15 - INCOME TAXES

The Company has experienced substantial losses for both book and tax purposes since inception and to date has not provided for any income tax expense. The potential future recovery of any tax assets that the Company may be entitled to due to these accumulated losses is uncertain and these tax assets are fully reserved based on management’s current estimates.

Realization of operating loss carryforwards to offset future operating income for tax purposes are subject to various limitations including change of ownership and current year taxable income percentage limitations.

NOTE 14 - INCOME TAXES

The Company accounts for income taxes in accordance with the asset and liability method prescribed in ASC 740, “Accounting for Income Taxes”. The Company has adopted the provisions of ASC 740-10-25, which provides recognition criteria and a related measurement model for uncertain tax positions taken or expected to be taken in income tax returns. ASC 740-10-25 requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. Tax positions that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company had no tax positions relating to open income tax returns that were considered to be uncertain. The Company determined the valuation allowances are established when management determines is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company has experienced substantial losses for both book and tax purposes since inception and has no tax provision for the years ended December 31, 2018 and 2017. The potential future recovery of any tax assets that the Company may be entitled to due to these accumulated losses is uncertain and these tax assets are fully reserved based on management’s current estimates.

The Company’s estimated operating loss carryforwards and expiration dates for tax purposes are as follows:

2016 - $1,618,386 expiring in 2036

2017 - $2,182,354 expiring in 2037

2018 - $3,060,443 expiring in 2038

Realization of operating loss carryforwards to offset future operating income for tax purposes are subject to various limitations including change of ownership and current year taxable income percentage limitations.

The Company has no credit carryforwards for tax purposes.

The Company’s tax returns since inception are subject to examination by taxing jurisdictions.